Trade and Other Receivables (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Trade And Other Receivables
Non-current receivables due	4 years	4 years
Percentage of trade receivables related to leases and services	97.50%	98.10%
Leases and services receivables	$ 85,190	$ 132,856
Percentage of trade receivables related to residual activities	0.70%	1.10%
Loss on impairment of consumer financing receivable	$ 9,137	$ 6,217
Percentage of trade receivables related to sale of properties	1.20%	1.40%
Agreement for assumption of debt	$ 128,513	$ 130,591